Advances for vessels under construction and acquisition of vessels (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Vessels [Line Items]
Total	$ 46,472	$ 64,570
Advances for vessels under construction and acquisition of vessels
Vessels [Line Items]
Pre-delivery yard installments and Fair value adjustment	30,102	32,602
Advances for vessels acquisitions (Note 5)	1,050	0
Bareboat capital leases - upfront hire & handling fees	10,460	25,272
Capitalized interest and finance costs	3,590	4,966
Other capitalized costs	1,270	1,730
Total	$ 46,472	$ 64,570